INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Deferred tax assets
Deferred tax assets:
Net operating tax carry forwards	$248,796
Other	-0-
Gross deferred tax assets	248,796
Valuation allowance	(248,796))
Net deferred tax assets	$-0-

Deferred tax assets:
Net operating tax carry forwards	$175,556
Other	-0-
Gross deferred tax assets	175,556
Valuation allowance	(175,556))
Net deferred tax assets	$-0-